Investments (Credit Quality of Agricultural and Residential Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 1,285	$ 1,260
% of Total	100.00%	100.00%
Less than 65% [Member]
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	1,215	1,184
% of Total	94.60%	94.00%
65% to 75% [Member]
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 70	$ 76
% of Total	5.40%	6.00%